Basis of Preparation	6 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of preparation

Note 2. Basis of preparation

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out in note 3.

The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in Australian Dollars, which is also the Consolidated Entity’s functional currency. Amounts are rounded to the nearest dollar, unless otherwise stated.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRSs).

The preparation of consolidated financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires the Consolidated Entity’s management to exercise judgment in applying the Consolidated Entity’s accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in note 4.

Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis.

The principal accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.

New standards, interpretations and amendments effective

The Consolidated Entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are mandatory for the current reporting period. The adoption of these Accounting Standards and Interpretations did not have any material impact on the financial performance or position of the Consolidated Entity.

The adoption of these Accounting Standards and Interpretations did not have any material impact on the financial performance or position of the Consolidated Entity. The following Accounting Standards and Interpretations are most relevant to the Consolidated Entity:

●	IAS 1 and IFRS Practice Statement 2, to require entities to disclose their material accounting policy information rather than their significant accounting policies;

●	IAS 7, to clarify that information about measurement bases for financial instruments is expected to be material to an entity’s financial statements; and

●	IAS 8, to clarify how entities should distinguish changes in accounting policies and changes in accounting estimates.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

New Accounting Standards and Interpretations not yet mandatory or early adopted

Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the Consolidated Entity for the annual reporting period ended 30 June 2025. The Consolidated Entity has not yet assessed the impact of these new or amended Accounting Standards and Interpretations.

IFRS18 Presentation and Disclosure in Financial Statements

This standard is applicable to annual reporting periods beginning on or after 1 January 2027. The standard replaces IAS 1 Presentation of Financial Statements, with many of the original disclosure requirements retained and there will be no impact on the recognition and measurement of items in the financial statements. But the standard will affect presentation and disclosure in the financial statements, including introducing five categories in the statement of profit or loss and other comprehensive income: operating, investing, financing, income taxes and discontinued operations. The standard introduces two mandatory sub-totals in the statement: ‘Operating profit’ and ‘Profit before financing and income taxes’. There are also new disclosure requirements for ‘management-defined performance measures’, such as earnings before interest, taxes, depreciation and amortisation (‘EBITDA’) or ‘adjusted profit’. The standard provides enhanced guidance on grouping of information (aggregation and disaggregation), including whether to present this information in the primary financial statements or in the notes. The Consolidated Entity will adopt this standard from 1 July 2027. As at reporting date, the Consolidated Entity has not completed an assessment on the impact of the standard, but it is expected that there will be a material change to the layout of the statement of profit or loss and other comprehensive income.

Amendments to IAS 21 - Lack of Exchangeability

The amendments are applicable to annual reporting periods beginning on or after 1 January 2025. The Standard amends IAS 21 and IFRS 1 to require entities to apply a consistent approach to determining whether a currency is exchangeable into another currency and the spot exchange rate to use when it is not exchangeable. New disclosures are required to help users assess the impact of using an estimated exchange rate on the financial statements. The Consolidated Entity will adopt this standard from its application date and where appropriate incorporate the additional disclosures required.